Right-of-use assets (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Right-of-use assets
Balance at beginning of the year	$ 2,414,593
Additions	237,469	$ 921,498	$ 234,608
Transferred to Property and equipment		44,807
Balance at end of the year	260,807	2,414,593
EB Rental, Ltd.
Right-of-use assets
Deconsolidation on sale of subsidiary	804,596
Premises
Right-of-use assets
Balance at beginning of the year	2,401,448
Balance at end of the year	93,037	2,401,448
Moulds
Right-of-use assets
Balance at end of the year	59,003
Rolling stock
Right-of-use assets
Balance at beginning of the year	13,145
Balance at end of the year	108,767	13,145
Cost
Right-of-use assets
Balance at beginning of the year	3,883,711	3,183,164
Additions	237,469	921,498
Disposals	(2,186,552)	(216,498)
Deconsolidation on sale of subsidiary	(1,596,081)
Transferred to Property and equipment		(44,807)
Currency translation	10,546	40,354
Balance at end of the year	349,093	3,883,711	3,183,164
Cost | Premises
Right-of-use assets
Balance at beginning of the year	3,839,792	2,880,039
Additions		921,498
Disposals	(2,186,552)
Deconsolidation on sale of subsidiary	(1,549,425)
Currency translation	9,433	38,255
Balance at end of the year	113,248	3,839,792	2,880,039
Cost | Moulds
Right-of-use assets
Additions	67,432
Balance at end of the year	67,432
Cost | Computer equipment
Right-of-use assets
Balance at beginning of the year		3,646
Transferred to Property and equipment		(3,646)
Balance at end of the year			3,646
Cost | Rolling stock
Right-of-use assets
Balance at beginning of the year	43,919	88,020
Additions	170,037
Disposals		(46,200)
Deconsolidation on sale of subsidiary	(46,656)
Currency translation	1,113	2,099
Balance at end of the year	168,413	43,919	88,020
Cost | Boat rental fleet
Right-of-use assets
Balance at beginning of the year		211,459
Disposals		(170,298)
Transferred to Property and equipment		(41,161)
Balance at end of the year			211,459
Accumulated depreciation
Right-of-use assets
Balance at beginning of the year	(1,469,118)	(922,064)
Depreciation	604,586	662,081
Disposals	(1,193,933)	(115,027)
Deconsolidation on sale of subsidiary	(791,485)
Balance at end of the year	(88,286)	(1,469,118)	(922,064)
Accumulated depreciation | Premises
Right-of-use assets
Balance at beginning of the year	(1,438,344)	(822,407)
Depreciation	524,772	615,937
Disposals	(1,193,933)
Deconsolidation on sale of subsidiary	(748,972)
Balance at end of the year	(20,211)	(1,438,344)	(822,407)
Accumulated depreciation | Moulds
Right-of-use assets
Depreciation	8,429
Balance at end of the year	(8,429)
Accumulated depreciation | Computer equipment
Right-of-use assets
Balance at beginning of the year		(2,878)
Depreciation		768
Disposals		(3,646)
Balance at end of the year			(2,878)
Accumulated depreciation | Rolling stock
Right-of-use assets
Balance at beginning of the year	(30,774)	(20,315)
Depreciation	71,385	23,934
Disposals		(13,475)
Deconsolidation on sale of subsidiary	(42,513)
Balance at end of the year	$ (59,646)	(30,774)	(20,315)
Accumulated depreciation | Boat rental fleet
Right-of-use assets
Balance at beginning of the year		(76,464)
Depreciation		21,442
Disposals		$ (97,906)
Balance at end of the year			$ (76,464)